Related party transactions and balances - Other receivables - related parties (Details)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Other receivables - related party	$ 354,903
Lucas Wang, CEO
Related Party Transaction [Line Items]
Other receivables - related party	354,903
Balance on disposal consideration	$ 1,000,000